EQUITY ACCOUNTED INVESTMENTS - Schedule Of Revenue, Net Income and OCI Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	$ 42,994	$ 25,237
Profit (Loss) of associate or joint venture	6,471	189
Other Comprehensive Income of associate or joint venture	952	(2,313)
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,891	737
Profit (Loss) of associate or joint venture	(208)	219
Other Comprehensive Income of associate or joint venture	(15)	174
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	8,102	192
Profit (Loss) of associate or joint venture	250	56
Other Comprehensive Income of associate or joint venture	(15)	(2)
Industrial operations [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,082	2,713
Profit (Loss) of associate or joint venture	424	132
Other Comprehensive Income of associate or joint venture	(4)	0
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,308	1,104
Profit (Loss) of associate or joint venture	1,355	158
Other Comprehensive Income of associate or joint venture	7	(2)
Norbord | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	0	2,407
Profit (Loss) of associate or joint venture	0	386
Other Comprehensive Income of associate or joint venture	0	12
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	50	41
Profit (Loss) of associate or joint venture	(66)	(23)
Other Comprehensive Income of associate or joint venture	56	(245)
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	5,215	4,332
Profit (Loss) of associate or joint venture	(233)	(130)
Other Comprehensive Income of associate or joint venture	(113)	48
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	11,685	4,054
Profit (Loss) of associate or joint venture	1,570	169
Other Comprehensive Income of associate or joint venture	(433)	(1,451)
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,336	1,715
Profit (Loss) of associate or joint venture	521	364
Other Comprehensive Income of associate or joint venture	28	(205)
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,460	2,245
Profit (Loss) of associate or joint venture	70	293
Other Comprehensive Income of associate or joint venture	73	374
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	84	99
Profit (Loss) of associate or joint venture	(133)	(145)
Other Comprehensive Income of associate or joint venture	949	(941)
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	123	107
Profit (Loss) of associate or joint venture	4	2
Other Comprehensive Income of associate or joint venture	(2)	33
Energy [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	783	736
Profit (Loss) of associate or joint venture	137	244
Other Comprehensive Income of associate or joint venture	0	0
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,114	945
Profit (Loss) of associate or joint venture	457	(376)
Other Comprehensive Income of associate or joint venture	321	5
Core | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,844	1,944
Profit (Loss) of associate or joint venture	919	(1,471)
Other Comprehensive Income of associate or joint venture	0	0
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,917	1,866
Profit (Loss) of associate or joint venture	1,404	311
Other Comprehensive Income of associate or joint venture	$ 100	$ (113)